UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21424

Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 866-633-3371

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1.	Schedule of Investments.

Schedule of Investments

March 31, 2005 (unaudited)

Defensive Equity Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 91.0%
Aim Basic Value Fund - Class A #		95,276		3,039,315
Aim Mid Cap Basic Value Fund - Class A #		101,636		1,309,078
Aim Opportunities I Fund - Class A #		274,110		3,908,812
American Century Large Company Value Fund - Class A		973,631		6,221,501
American Century Value Fund - Class A		181,693		1,328,174
Federated Kaufmann Fund - Class A #		812,805		4,202,201
Federated Kaufmann Small Cap Fund - Class A		82,351		1,631,374
Federated Stock Trust Fund		85,687		3,125,000
Fidelity Advisor Equity Income Fund - Class A		197,521		5,477,246
Heartland Value Fund		231		10,908
Heartland Value Plus Fund		142,797		3,661,303
iShares Dow Jones Select Index Fund		156,600		9,388,170
PBHG Mid-Cap Fund		326,524		5,867,644
Scudder-Dreman Small Cap Value Fund #		197,433		6,365,226
Total Registered Investment Companies	(Cost	$52,458,868)		55,535,952
U.S. Government Obligations - 0.8%
U.S. Treasury Bills, 2.69%, due 06/02/05 *		500,000		497,655
Total U.S. Government Obligations	(Cost	$497,684)		497,655
Repurchase Agreements - 8.1%
The Huntington National Bank, 2.50%, 04/01/05, (Collateralized by $4,592,793 FNMA, at 6.25%, due 02/01/11, value - $5,036,763) purchased 03/31/05		4,948,000		4,948,000
Total Repurchase Agreements	(Cost	$4,948,000)		4,948,000
Total Investments - 99.9%	(Cost	$57,904,552	)(a)	60,981,607
Other Assets less Liabilities - 0.1%				54,989
Total Net Assets - 100.0%				61,036,596
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio		176		1,828
Meeder Premier Growth Portfolio		989		10,430
Meeder Premier Fixed Income Portfolio		60		591
Meeder Premier Aggressive Growth Portfolio		459		4,897
Total Trustee Deferred Compensation	(Cost	$17,715)		17,746
Futures Contracts

		Long Contracts		Unrealized Appreciation ($)
Standard & Poors 500 expiring June 2005, notional value $5,327,550		18		18,963
Total Futures Contracts				18,963

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,220,891
Unrealized depreciation	(142,065)

Net unrealized appreciation (depreciation)	$3,078,826

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Defensive Equity Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (unaudited)

Growth Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 93.6%
American Century Vista Fund #		518,796		7,444,724
Fidelity Advisor Leveraged Company Stock Fund - Class A		292,492		7,499,507
Fidelity Advisor Small Cap Fund - Class A #		232,670		5,579,431
Goldman Sachs Mid Cap Value Fund		277,348		9,443,712
iShares Russell 1000 Value Index Fund		86,000		5,659,660
Total Registered Investment Companies	(Cost	$35,143,190)		35,627,034
U.S. Government Obligations - 2.1%
U.S. Treasury Bills, 2.69%, due 06/02/05 *		800,000		796,248
Total U.S. Government Obligations	(Cost	$796,334)		796,248
Repurchase Agreements - 4.3%
The Huntington National Bank, 2.50%, 04/01/05, (Collateralized by $1,529,693 FNMA, at 6.25%, due 02/01/11, value - $1,677,563) purchased 03/31/05		1,648,000		1,648,000
Total Repurchase Agreements	(Cost	$1,648,000)		1,648,000
Total Investments - 100.0%	(Cost	$37,587,524	)(a)	38,071,282
Other Assets less Liabilities - 0.0%				10,163
Total Net Assets - 100.0%				38,081,445
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio		126		1,317
Meeder Premier Growth Portfolio		714		7,535
Meeder Premier Fixed Income Portfolio		43		426
Meeder Premier Aggressive Growth Portfolio		331		3,529
Total Trustee Deferred Compensation	(Cost	$12,779)		12,807
Futures Contracts

		Long Contracts		Unrealized Appreciation ($)
S & P 400 Mid Cap expiring June 2005, notional value $2,315,600		7		18,709
Total Futures Contracts				18,709

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$492,186
Unrealized depreciation	(8,342)

Net unrealized appreciation (depreciation)	$483,844

#	Represents non-income producing security.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Growth Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (unaudited)

Aggressive Growth Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 93.7%
Aim International Small Company Fund - Class A		156,531		2,664,164
American Century Small Company Fund - Investor Class		148,463		1,471,269
American Century Vista Fund #		203,684		2,922,863
Fidelity Advisor Leveraged Company Stock Fund - Class A		258,321		6,623,350
Fidelity Advisor Small Cap Fund - Class A #		90,556		2,171,534
Goldman Sachs Mid Cap Value Fund		108,878		3,707,311
iShares MSCI Emerging Markets Index Fund		9,470		1,920,515
iShares Russell 1000 Value Index Fund		99,500		6,548,095
Total Registered Investment Companies	(Cost	$27,306,803)		28,029,101
U.S. Government Obligations - 1.7%
U.S. Treasury Bills, 2.69%, due 06/02/05 *		500,000		497,655
Total U.S. Government Obligations	(Cost	$497,709)		497,655
Repurchase Agreements - 4.6%
The Huntington National Bank, 2.50%, 04/01/05, (Collateralized by $1,278,148 FNMA, at 6.25%, due 02/01/11, value - $1,401,702) purchased 03/31/05		1,377,000		1,377,000
Total Repurchase Agreements	(Cost	$1,377,000)		1,377,000
Total Investments - 100.0%	(Cost	$29,181,512	)(a)	29,903,756
Other Assets less Liabilities - 0.0%				10,989
Total Net Assets - 100.0%				29,914,745
Trustee Deferred Compensation**
Meeder Premier Defensive Equity Portfolio		102		1,063
Meeder Premier Growth Portfolio		576		6,074
Meeder Premier Fixed Income Portfolio		35		344
Meeder Premier Aggressive Growth Portfolio		267		2,848
Total Trustee Deferred Compensation	(Cost	$10,307)		10,329
Futures Contracts

		Long Contracts		Unrealized Appreciation/ (Depreciation)($)

S & P 400 Mid Cap expiring June 2005, notional value $1,654,000		5		13,364
Total Futures Contracts				13,364

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$731,950
Unrealized depreciation	(9,652)

Net unrealized appreciation (depreciation)	$722,298

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Aggressive Growth Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Schedule of Investments

March 31, 2005 (unaudited)

Fixed Income Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 17.1%
Fidelity Advisor Short Fixed - Income Fund		177,312		1,675,599
Total Registered Investment Companies	(Cost	$1,696,950)		1,675,599
U.S. Government Obligations - 79.0%
Fannie Mae, 3.00%, due 12/29/06		500,000		498,747
Fannie Mae, 4.56%, due 05/05/10		200,000		198,569
Federal Home Loan Bank, 2.60%, due 9/29/06		2,000,000		1,963,360
U.S. Treasury Notes, 5.00%, due 08/15/11		4,900,000		5,092,937
Total U.S. Government Obligations	(Cost	$7,866,245)		7,753,613
Repurchase Agreements - 3.8%
The Huntington National Bank, 2.50%, 04/01/05, (Collateralized by $344,367 FNMA, at 6.25%, due 02/01/11, value - $377,656) purchased 03/31/05		371,000		371,000
Total Repurchase Agreements	(Cost	$371,000)		371,000
Total Investments - 99.9%	(Cost	$9,934,195	)(a)	9,800,212
Other Assets less Liabilities - 0.1%				12,793
Total Net Assets - 100.0%				9,813,005
Trustee Deferred Compensation*
Meeder Premier Defensive Equity Portfolio		48		504
Meeder Premier Growth Portfolio		270		2,846
Meeder Premier Fixed Income Portfolio		17		163
Meeder Premier Aggressive Growth Portfolio		127		1,350
Total Trustee Deferred Compensation	(Cost	$4,860)		4,863

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$149
Unrealized depreciation	(134,132)

Net unrealized appreciation (depreciation)	$(133,983)

#	Represents non-income producing security.

*	Assets of affiliates to The Fixed Income Portfolio held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios Trust

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 20, 2005

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 20, 2005